SEGMENTED INFORMATION - Significant customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segmented Information
Metal sales	$ 3,455.1	$ 2,599.6
Percentage of total metal sales	66.90%	61.20%
Customers exceeding 10% of annual metal sales
Segmented Information
Metal sales	$ 2,313.0	$ 1,591.4
Customer 1
Segmented Information
Metal sales	534.9	397.8
Customer 2
Segmented Information
Metal sales	521.8	350.7
Customer 3
Segmented Information
Metal sales	443.4	292.8
Customer 4
Segmented Information
Metal sales	411.6	278.9
Customer 5
Segmented Information
Metal sales	401.3	271.2
Fort Knox | Operating segments
Segmented Information
Metal sales	521.7	473.3
Fort Knox | Operating segments | Customer 1
Segmented Information
Metal sales	41.0	95.3
Fort Knox | Operating segments | Customer 2
Segmented Information
Metal sales	43.5	63.1
Fort Knox | Operating segments | Customer 3
Segmented Information
Metal sales	35.9	27.4
Fort Knox | Operating segments | Customer 4
Segmented Information
Metal sales	95.5	29.9
Fort Knox | Operating segments | Customer 5
Segmented Information
Metal sales	48.7	94.2
Round Mountain | Operating segments
Segmented Information
Metal sales	407.3	466.6
Round Mountain | Operating segments | Customer 1
Segmented Information
Metal sales	108.1	83.2
Round Mountain | Operating segments | Customer 2
Segmented Information
Metal sales	55.5	22.5
Round Mountain | Operating segments | Customer 3
Segmented Information
Metal sales	20.5	40.1
Round Mountain | Operating segments | Customer 4
Segmented Information
Metal sales	17.3	59.9
Round Mountain | Operating segments | Customer 5
Segmented Information
Metal sales	31.0	61.6
Bald Mountain | Operating segments
Segmented Information
Metal sales	386.0	352.1
Bald Mountain | Operating segments | Customer 1
Segmented Information
Metal sales	91.7	38.2
Bald Mountain | Operating segments | Customer 2
Segmented Information
Metal sales	41.8	44.4
Bald Mountain | Operating segments | Customer 3
Segmented Information
Metal sales	30.3	41.2
Bald Mountain | Operating segments | Customer 4
Segmented Information
Metal sales	32.0	51.5
Bald Mountain | Operating segments | Customer 5
Segmented Information
Metal sales	15.8	26.5
Paracatu | Operating segments
Segmented Information
Metal sales	1,021.5	987.9
Paracatu | Operating segments | Customer 1
Segmented Information
Metal sales	243.6	180.2
Paracatu | Operating segments | Customer 2
Segmented Information
Metal sales	150.6	112.4
Paracatu | Operating segments | Customer 3
Segmented Information
Metal sales	60.6	128.6
Paracatu | Operating segments | Customer 4
Segmented Information
Metal sales	117.9	72.7
Paracatu | Operating segments | Customer 5
Segmented Information
Metal sales	64.8	88.9
Tasiast | Operating segments
Segmented Information
Metal sales	935.0	314.7
Tasiast | Operating segments | Customer 2
Segmented Information
Metal sales	211.1	108.3
Tasiast | Operating segments | Customer 3
Segmented Information
Metal sales	293.2	55.1
Tasiast | Operating segments | Customer 4
Segmented Information
Metal sales	112.5	63.7
Tasiast | Operating segments | Customer 5
Segmented Information
Metal sales	196.3
La Coipa | Operating segments
Segmented Information
Metal sales	177.9
La Coipa | Operating segments | Customer 1
Segmented Information
Metal sales	48.9
La Coipa | Operating segments | Customer 2
Segmented Information
Metal sales	18.7
La Coipa | Operating segments | Customer 3
Segmented Information
Metal sales	2.3
La Coipa | Operating segments | Customer 4
Segmented Information
Metal sales	36.4
La Coipa | Operating segments | Customer 5
Segmented Information
Metal sales	44.1
Corporate and other
Segmented Information
Metal sales	5.7	5.0
Corporate and other | Operating segments | Customer 1
Segmented Information
Metal sales	1.6	0.9
Corporate and other | Operating segments | Customer 2
Segmented Information
Metal sales	0.6
Corporate and other | Operating segments | Customer 3
Segmented Information
Metal sales	0.6	0.4
Corporate and other | Operating segments | Customer 4
Segmented Information
Metal sales		$ 1.2
Corporate and other | Operating segments | Customer 5
Segmented Information
Metal sales	$ 0.6